REGULATORY CAPITAL REQUIREMENTS (Details Textual) (USD $)	Jul. 22, 2010
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Refers To Tier One Leverage Ratio	9.00%
Refers To Total Risk Based Capital Ratio	12.00%
Outstanding loan Amount For Which Additional Amount Prohibited	$ 1,000,000